Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021, including the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account	1	$416,350,445

Liabilities:
Derivative liability – Class K Founder Shares	3	$16,550,000
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	—	27,473	—	27,473
Corporate securities	—	6,938	—	6,938
U.S. Treasury securities	—	16,158	—	16,158
Asset-backed securities	—	2,772	—	2,772
Total marketable securities	—	53,341	—	53,341
Total cash equivalents and marketable securities	$28,371	$53,341	$—	$81,712

	Fair Value Measurement as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$4,090	$—	$—	$4,090
Marketable securities:
Certificates of deposit	—	4,586	—	4,586
Commercial paper	—	18,128	—	18,128
Corporate securities	—	11,178	—	11,178
U.S. Treasury securities	—	51,345	—	51,345
Asset-backed securities	—	10,208	—	10,208
Total marketable securities	—	95,445	—	95,445
Total cash equivalents and marketable securities	$4,090	$95,445	$—	$99,535
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurement as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$18,014	$—	$—	$18,014
Marketable securities:
Commercial paper	—	26,573	—	26,573
Corporate securities	—	5,493	—	5,493
U.S. Treasury securities	—	—	—	—
Asset-backed securities	—	8,173	—	8,173
Total marketable securities	—	40,239	—	40,239
Total cash equivalents and marketable securities	$18,014	$40,239	$—	$58,253

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	—	27,473	—	27,473
Corporate securities	—	6,938	—	6,938
U.S. Treasury securities	—	16,158	—	16,158
Asset-backed securities	—	2,772	—	2,772
Total marketable securities	—	53,341	—	53,341
Total cash equivalents and marketable securities	$28,371	$53,341	$—	$81,712